LEASES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Leases [Abstract]
Right-of-use assets	$ 61,998		$ 129,003	$ 243,526
Operating lease liabilities	65,664		132,035
Lease cost	76,423	$ 67,914	136,718	$ 133,996
Cash paid for ROU operating lease liability	$ 69,625		$ 136,738
Weighted-average remaining lease term	1 year		1 year 3 months 18 days
Weighted-average discount rate	7.00%		7.00%